Schwab Strategic Trust
Schwab Municipal Bond ETF

Portfolio Holdings as of September 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling   1-866-414-6349  or by sending an email request to  orders@mysummaryprospectus.com.
Based on index eligibility requirements, securities must have a fixed coupon schedule (including zero coupon bonds). The rate shown is the interest rate. The index excludes certain types of securities, including, among others, step coupon securities, taxable municipal securities, floating rate notes and variable rate demand obligations or notes. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.1% OF NET ASSETS
ALABAMA 0.7%
Alabama Federal Aid Highway Finance Auth
Special Obligation RB Series 2017A	4.00%	06/01/37 (a)(b)	235,000	238,648
Alabama Public School & College Auth
Refunding RB Series 2020A	5.00%	11/01/30	150,000	163,727
Alabama State Corrections Institution Finance Auth
RB Series 2022A	5.25%	07/01/47 (b)	100,000	103,091
Birmingham Water Works Board
Water Refunding RB Series 2015A	5.00%	01/01/42 (a)(b)	300,000	304,139
Tuscaloosa City Board of Education Capital Outlay Warrants
School Tax Warrants Series 2016	5.00%	08/01/46 (a)(b)	200,000	206,900
				1,016,505
ARIZONA 0.9%
Arizona Health Facilities Auth
RB (Banner Health) Series 2014A	5.00%	01/01/44 (a)(b)	150,000	150,348
Glendale Municipal Property Corp
Sub Excise Tax Refunding RB Series 2012C	4.00%	07/01/38 (b)	130,000	118,745
Maricopa Cnty
GO Bonds Series 2018C	4.00%	07/01/38 (b)	300,000	281,436
Mesa
Utility Systems RB Series 2019A	5.00%	07/01/43 (b)	75,000	77,243
Phoenix Civic Improvement Corp
Jr Lien Airport RB Series 2019A	4.00%	07/01/49 (b)	100,000	88,266
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2017A	5.00%	01/01/36 (b)	185,000	193,415
Electric System RB Series 2021A	5.00%	01/01/24	200,000	200,508
Refunding RB Series 2016A	5.00%	01/01/31 (b)	300,000	312,055
				1,422,016
ARKANSAS 0.1%
Fayetteville SD #1
GO Refunding & Construction Bonds	3.00%	06/01/50 (b)(c)	125,000	83,761

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Univ of Arkansas
Facilities RB Series 2021A	5.00%	12/01/45 (b)	70,000	71,505
				155,266
CALIFORNIA 19.4%
Alameda Cnty Transportation Commission
Sr Sales Tax RB Series 2022	5.00%	03/01/45 (b)	110,000	116,597
Alameda Corridor Transportation Auth
Sub Lien Refunding RB Series 2004A	0.00%	10/01/30 (c)(d)	100,000	74,848
Anaheim Public Financing Auth
Sub Lease RB Series 1997C	0.00%	09/01/32 (c)(d)	100,000	67,587
Bay Area Toll Auth
Sub Toll Bridge RB Series 2014S6	5.00%	10/01/54 (a)(b)	175,000	177,444
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/32 (b)	140,000	140,816
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/33 (b)	190,000	191,156
Sub Toll Bridge RB Series 2017S7	3.25%	04/01/36 (b)	100,000	88,209
Toll Bridge Sub RB Series 2017S7	4.00%	04/01/47 (b)	250,000	227,539
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/33 (d)	150,000	101,796
California
GO Bonds	4.00%	11/01/23	100,000	100,019
GO Bonds	5.00%	08/01/24	60,000	60,690
GO Bonds	5.00%	11/01/24	50,000	50,764
GO Bonds	5.00%	11/01/25 (b)	250,000	253,445
GO Bonds	5.00%	08/01/27 (b)	200,000	207,997
GO Bonds	5.00%	11/01/28	120,000	128,332
GO Bonds	5.00%	08/01/29 (b)	200,000	211,074
GO Bonds	5.00%	11/01/29	100,000	108,122
GO Bonds	5.00%	10/01/30 (b)	275,000	293,401
GO Bonds	5.00%	11/01/30	50,000	54,641
GO Bonds	5.00%	04/01/31 (b)	125,000	134,117
GO Bonds	4.00%	09/01/31 (b)	180,000	181,230
GO Bonds	5.00%	11/01/32 (b)	220,000	234,898
GO Bonds	5.00%	12/01/32 (b)	150,000	155,041
GO Bonds	3.00%	10/01/33 (b)	200,000	181,535
GO Bonds	5.00%	10/01/35 (b)	200,000	219,822
GO Bonds	5.00%	03/01/36 (b)	100,000	106,897
GO Bonds	3.75%	04/01/37 (b)	105,000	98,398
GO Bonds	5.00%	10/01/39 (b)	200,000	214,541
GO Bonds	5.00%	10/01/45 (b)	150,000	158,037
GO Bonds	5.25%	10/01/45 (b)	250,000	269,031
GO Bonds	5.25%	09/01/47 (b)	200,000	213,451
GO Bonds	4.00%	04/01/49 (b)	250,000	231,230
GO Bonds	5.25%	10/01/50 (b)	170,000	180,956
GO Refunding Bonds	5.00%	08/01/25	380,000	390,092
GO Refunding Bonds	5.00%	10/01/25	250,000	257,297
GO Refunding Bonds	5.00%	12/01/26	200,000	208,815
GO Refunding Bonds	5.00%	03/01/27 (b)	250,000	255,000
GO Refunding Bonds	5.00%	12/01/27	210,000	222,582
GO Refunding Bonds	5.00%	10/01/28	325,000	347,249
GO Refunding Bonds	5.00%	12/01/28	50,000	53,521

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds	3.00%	09/01/29 (b)	55,000	52,125
GO Refunding Bonds	5.00%	03/01/30 (b)	150,000	152,704
GO Refunding Bonds	5.00%	04/01/31 (b)	130,000	139,481
GO Refunding Bonds	5.25%	08/01/32 (c)	300,000	336,643
GO Refunding Bonds	4.00%	09/01/32 (b)	50,000	50,298
GO Refunding Bonds	5.00%	09/01/32 (b)	150,000	153,337
GO Refunding Bonds	5.00%	08/01/33 (b)	400,000	403,136
GO Refunding Bonds	4.00%	11/01/34 (b)	90,000	90,525
GO Refunding Bonds	5.00%	03/01/35 (b)	245,000	263,100
GO Refunding Bonds	3.13%	04/01/35 (b)	75,000	67,729
GO Refunding Bonds	3.50%	08/01/35 (b)	200,000	186,791
GO Refunding Bonds	3.00%	10/01/36 (b)	200,000	171,842
GO Refunding Bonds	5.00%	11/01/36 (b)	95,000	100,437
GO Refunding Bonds	4.00%	03/01/37 (b)	200,000	197,808
GO Refunding Bonds	5.00%	04/01/37 (b)	190,000	199,879
GO Refunding Bonds	4.00%	11/01/37 (b)	150,000	146,942
GO Refunding Bonds	5.00%	09/01/41 (b)	100,000	105,523
GO Refunding Bonds	4.00%	04/01/42 (b)	200,000	192,312
GO Refunding Bonds	5.00%	04/01/42 (b)	100,000	105,640
GO Refunding Bonds	5.00%	10/01/42 (b)	100,000	104,270
GO Refunding Bonds	5.00%	10/01/42 (b)	420,000	445,966
ULT GO Bonds	5.00%	10/01/26 (b)	125,000	129,339
California Dept of Water Resources
Water System RB Series AS	5.00%	12/01/29 (a)(b)	70,000	71,217
Water System RB Series BB	5.00%	12/01/23	250,000	250,512
California Educational Facilities Auth
RB (Loma Linda Univ) Series 2017A	5.00%	04/01/42 (b)	500,000	502,805
RB (Santa Clara Univ) Series 2015	5.00%	04/01/45 (b)	170,000	171,336
RB (Stanford Univ) Series V1	5.00%	05/01/49 (b)	200,000	215,151
RB (Stanford Univ) Series V2	2.25%	04/01/51 (b)	300,000	170,523
California Infrastructure & Economic Development Bank
RB (UCSF 2130 3rd St) Series 2017	5.00%	05/15/42 (b)	100,000	103,106
RB (UCSF 2130 3rd St) Series 2017	5.00%	05/15/47 (b)	200,000	204,761
RB Series 2023	4.00%	10/01/47 (b)	200,000	189,588
California Public Works Board
Lease RB Series 2014A	5.00%	09/01/27 (b)	615,000	622,374
Lease RB Series 2021B	4.00%	05/01/46 (b)	100,000	91,486
Lease RB Series 2021C	5.00%	11/01/46 (b)	200,000	208,371
California State Univ
RB Series 2015A	5.00%	11/01/38 (b)	60,000	60,851
RB Series 2015A	4.00%	11/01/43 (b)	75,000	69,428
RB Series 2016A	5.00%	11/01/30 (b)	200,000	206,888
RB Series 2017A	5.00%	11/01/27 (b)	100,000	105,416
RB Series 2017A	5.00%	11/01/31 (b)	50,000	52,498
Coast CCD
GO Bonds Series 2006B	0.00%	08/01/30 (c)(d)	385,000	292,362
GO Bonds Series 2019F	0.00%	08/01/40 (b)(d)	200,000	85,169
GO Refunding Bonds Series 2015	0.00%	08/01/34 (a)(b)(d)	150,000	95,247
Compton USD
GO Bonds Series 2019B	4.00%	06/01/49 (b)(c)	150,000	135,027

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
East Bay Municipal Utility District
Water System Refunding RB Series 2014B	5.00%	06/01/25	310,000	317,337
Foothill Eastern Transportation Corridor Agency
Sr Lien RB Series 1995A	0.00%	01/01/24 (a)(d)	100,000	99,053
Sr Lien Refunding RB Series 2021A	4.00%	01/15/46 (b)	335,000	299,874
Sr Lien Toll RB Series A	0.00%	01/01/28 (a)(d)	340,000	292,507
Toll Road Refunding RB Series 2013B2	3.50%	01/15/53 (b)	65,000	50,035
Golden State Tobacco Securitization Corp
RB Series 2015A	5.00%	06/01/45 (a)(b)	120,000	122,645
Grossmont-Cuyamaca CCD
GO Bonds Series 2018B	4.00%	08/01/47 (b)	130,000	120,589
Hayward USD
GO Bonds Series 2020	4.00%	08/01/45 (b)(c)	150,000	136,473
Los Angeles
Sub Refunding RB Series 2018B	5.00%	06/01/25	215,000	220,403
Los Angeles CCD
GO Bonds Series C1	5.00%	08/01/25	60,000	61,690
GO Refunding Bonds Series 2015A	5.00%	08/01/30 (a)(b)	250,000	252,734
GO Refunding Bonds Series 2015C	5.00%	08/01/25	155,000	159,365
GO Refunding Bonds Series 2016	4.00%	08/01/37 (b)	50,000	49,202
Los Angeles Cnty Metropolitan Transportation Auth
Jr Sub Sales Tax Refunding RB Series 2020A3	5.00%	06/01/33 (b)	100,000	105,886
Los Angeles Dept of Airports
Sr RB Series 2020D	4.00%	05/15/48 (b)	200,000	184,003
Sr Refunding RB Series 2020A	5.00%	05/15/38 (b)	125,000	133,026
Sub RB Series 2022B	4.00%	05/15/48 (b)	150,000	137,171
Sub Refunding RB Series 2021B	5.00%	05/15/45 (b)	140,000	146,519
Sub Refunding RB Series 2021B	5.00%	05/15/48 (b)	100,000	104,021
Los Angeles Dept of Water & Power
Power System RB Series 2015A	5.00%	07/01/34 (b)	200,000	203,300
Power System RB Series 2017A	5.00%	07/01/47 (b)	100,000	101,620
Power System RB Series 2018B	5.00%	01/01/24 (b)	200,000	200,445
Power System RB Series 2019D	5.00%	07/01/44 (b)	250,000	259,025
Power System RB Series 2020B	5.00%	07/01/40 (b)	235,000	250,087
Power System RB Series 2021B	5.00%	07/01/41 (b)	100,000	106,422
Power System RB Series 2022A	5.00%	07/01/51 (b)	250,000	259,040
Water System RB Series 2020A	5.00%	07/01/50 (b)	100,000	103,471
Water System RB Series 2022B	4.00%	07/01/49 (b)	100,000	90,608
Water System Refunding RB Series 2022C	5.00%	07/01/41 (b)	245,000	264,222
Los Angeles Municipal Improvement Corp
Lease Refunding RB Series 2016B	4.00%	11/01/33 (b)	80,000	80,234
Los Angeles USD
GO Bonds Series 2016A	4.00%	07/01/33 (b)	150,000	150,676
GO Bonds Series 2018B1	5.00%	07/01/33 (b)	125,000	132,783
GO Bonds Series 2020C	4.00%	07/01/44 (b)	150,000	139,801
GO Bonds Series 2020RYQ	5.00%	07/01/35 (b)	150,000	163,538
GO Bonds Series 2020RYQ	4.00%	07/01/44 (b)	200,000	186,402
GO Refunding Bonds Series 2014C	5.00%	07/01/25 (b)	250,000	253,011
GO Refunding Bonds Series 2014C	5.00%	07/01/28 (b)	385,000	388,379
GO Refunding Bonds Series 2017A	5.00%	07/01/25	200,000	205,565

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Newport-Mesa USD
GO Bonds Series 2011	0.00%	08/01/33 (d)	250,000	169,007
Oakland USD
GO Bonds Series 2021A	4.00%	08/01/46 (b)(c)	195,000	180,848
Orange County Transportation Auth
BAN 2021	5.00%	10/15/24 (a)	210,000	213,044
Palomar CCD
GO Bonds Series D	4.00%	08/01/46 (b)	100,000	91,220
Peninsula Corridor Joint Powers Board
Sales Tax RB Series 2022A	5.00%	06/01/51 (b)	250,000	257,995
Rancho Santiago CCD
GO Bonds Series C	0.00%	09/01/30 (c)(d)	90,000	67,671
Riverside Cnty Transportation Commission
Toll Sr Lien Refunding RB Series 2021B1	4.00%	06/01/46 (b)	150,000	131,105
Riverside County Public Finance Auth
Lease RB Series 2015	5.25%	11/01/45 (a)(b)	100,000	103,529
Sacramento Cnty
Airport System Sub Refunding RB Series 2016B	5.00%	07/01/41 (b)	100,000	101,833
Sacramento Municipal Utility District
Electric RB Series 2020H	4.00%	08/15/45 (b)	75,000	69,218
San Bernardino CCD
GO Bonds Series A	4.00%	08/01/49 (a)(b)	60,000	61,430
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (b)	230,000	233,141
San Diego CCD
GO Bonds Series 2016	3.00%	08/01/34 (b)	60,000	53,736
GO Refunding Bonds Series 2016	5.00%	08/01/29 (a)(b)	145,000	151,190
San Diego Cnty Regional Airport Auth
Sub Airport RB Series 2021A	4.00%	07/01/46 (b)	115,000	104,739
Sub Airport Refunding RB Series 2019A	5.00%	07/01/36 (b)	55,000	58,624
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2016A	5.00%	04/01/48 (b)	200,000	203,030
San Diego Cnty Water Auth
Water Refunding RB Series 2021B	4.00%	05/01/34 (b)	80,000	82,781
San Diego Public Facilities Financing Auth
Lease RB Series 2023A	4.00%	10/15/48 (b)	125,000	115,253
Sub Sewer RB Series 2022A	5.00%	05/15/47 (b)	15,000	15,679
Water Sub RB Series 2018A	5.00%	08/01/43 (b)	200,000	207,304
San Diego USD
GO Bonds Series 2006F1	5.25%	07/01/28 (c)	90,000	98,107
GO Bonds Series 2016I	0.00%	07/01/36 (b)(d)	175,000	96,616
GO Bonds Series 2017 I	4.00%	07/01/47 (b)	100,000	93,051
GO Bonds Series 2020M2	4.00%	07/01/50 (b)	100,000	92,971
GO Refunding Bonds Series 2012R1	0.00%	07/01/30 (d)	50,000	38,392
GO Refunding Bonds Series 2016SR1	4.00%	07/01/32 (b)	220,000	221,223
Go Refunding Bonds Series R5	5.00%	07/01/29 (b)	115,000	119,856
San Francisco
Wastewater RB Series 2021A	5.00%	10/01/44 (b)	200,000	209,746

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Francisco Airport Commission
RB 2nd Series 2014B	5.00%	05/01/44 (b)	100,000	100,322
RB 2nd Series 2018E	5.00%	05/01/48 (b)	100,000	102,282
Refunding RB 2nd Series 2019D	5.00%	05/01/33 (b)	50,000	54,079
San Francisco Municipal Transportation Agency
RB Series 2017	4.00%	03/01/46 (b)	340,000	309,048
San Francisco Public Utilities Commission
Wastewater RB Series 2018A	4.00%	10/01/43 (b)	200,000	186,724
Water RB Series 2020A	5.00%	11/01/50 (b)	295,000	303,612
Water Refunding RB Series 2016A	5.00%	11/01/26	350,000	366,920
San Joaquin Hills Transportation Corridor Agency Toll
Jr Lien RB	0.00%	01/01/26 (a)(d)	400,000	369,988
Toll Road Refunding RB Series 1997A	0.00%	01/15/25 (c)(d)	50,000	47,399
San Mateo Cnty CCD
GO Bonds Series 2006B	0.00%	09/01/34 (c)(d)	50,000	31,808
GO Bonds Series 2018B	5.00%	09/01/45 (b)	150,000	155,845
San Mateo SD
ULT GO Bonds Series 2020B	4.00%	08/01/51 (b)	150,000	139,210
Santa Clara Cnty
GO Refunding Bonds Series 2017C	3.25%	08/01/39 (b)	70,000	58,663
Santa Monica CCD
GO Bonds Series 2018A	4.00%	08/01/47 (b)	250,000	231,741
Southern California Metropolitan Water District
RB Series 2021A	5.00%	10/01/46 (b)	100,000	105,369
Sub Water Refunding RB Series 2017A	2.50%	07/01/26	350,000	331,928
Sub Water Refunding RB Series 2017A	2.50%	07/01/27	285,000	267,925
Sunnyvale Financing Auth
Lease RB Series 2020	4.00%	04/01/50 (b)	250,000	227,442
Sweetwater UHSD
GO Bonds Series 2022A1	5.00%	08/01/52 (b)	175,000	179,064
Twin Rivers USD
GO Bonds Series 2016	0.00%	08/01/41 (b)(c)(d)	390,000	153,438
Univ of California
General RB Series 2015AO	5.00%	05/15/25	85,000	86,996
General RB Series 2015AO	5.00%	05/15/26 (b)	55,000	56,195
General RB Series 2017AY	5.00%	05/15/27	75,000	79,477
General RB Series 2020BE	5.00%	05/15/41 (b)	100,000	105,083
General RB Series 2023BN	5.00%	05/15/37 (b)	250,000	276,402
Limited Project RB Series 2017M	5.00%	05/15/35 (b)	90,000	94,190
Limited Project RB Series 2018O	5.00%	05/15/58 (b)	245,000	250,592
Limited Project RB Series 2021Q	4.00%	05/15/51 (b)	65,000	59,302
RB Series 2018AZ	5.00%	05/15/43 (b)	170,000	175,932
RB Series 2018O	4.00%	05/15/48 (b)	155,000	140,927
RB Series 2020BE	4.00%	05/15/47 (b)	250,000	232,786
RB Series 2021Q	5.00%	05/15/46 (b)	165,000	171,159
				30,293,509

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
COLORADO 1.3%
Colorado
COP Series 2020A	4.00%	12/15/35 (b)	150,000	147,987
COP Series 2020A	4.00%	12/15/39 (b)	190,000	177,598
COP Series 2021A	4.00%	12/15/39 (b)	25,000	23,368
Colorado High Performance Transportation Enterprise
Sr RB Series 2017	5.00%	12/31/56 (b)	75,000	69,837
Colorado Regional Transportation District
COP Series 2015A	4.00%	06/01/40 (b)	50,000	44,451
Sales Tax RB Series 2016A	5.00%	11/01/46 (b)	100,000	101,029
Colorado Springs
Utilities System Refunding RB Series 2022A	5.00%	11/15/30	75,000	81,649
Denver
RB Series 2021A	4.00%	08/01/51 (b)	275,000	233,736
Denver SD #1
GO Bonds Series 2022A	5.00%	12/01/45 (b)(c)	200,000	207,502
E-470 Public Highway Auth
Sr RB Series 2004A	0.00%	09/01/28 (c)(d)	115,000	93,682
Sr RB Series 2020A	5.00%	09/01/26	85,000	87,895
Jefferson Cnty SD #R1
GO Bonds Series 2018	5.00%	12/15/34 (b)(c)	145,000	153,659
Larimer & Weld SD #RE5J
GO Bonds Series 2021	4.00%	12/01/45 (b)(c)	200,000	176,629
Weld Cnty SD #6
GO Bonds Series 2021	4.00%	12/01/45 (b)(c)	200,000	178,048
Weld Cnty SD #RE2
GO Bonds Series 2016	5.00%	12/01/44 (b)(c)	220,000	226,214
				2,003,284
CONNECTICUT 1.6%
Connecticut
GO Bonds Series 2016A	5.00%	03/15/32 (b)	115,000	117,563
GO Bonds Series 2016A	4.00%	03/15/36 (b)	50,000	48,085
GO Bonds Series 2016E	5.00%	10/15/24	55,000	55,648
GO Bonds Series 2016E	3.00%	10/15/32 (b)	200,000	178,126
GO Bonds Series 2020A	5.00%	01/15/25	100,000	101,413
GO Bonds Series 2020A	5.00%	01/15/26	100,000	102,836
GO Bonds Series 2020A	4.00%	01/15/35 (b)	180,000	180,431
GO Bonds Series 2021A	4.00%	01/15/29	70,000	71,343
GO Refunding Bonds Series 2022D	5.00%	09/15/25	145,000	148,222
GO Refunding Bonds Series 2022G	5.00%	11/15/27	210,000	221,448
Special Tax Obligation Bonds Series 2015A	5.00%	08/01/33 (b)	425,000	431,173
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/24	200,000	201,182
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/34 (b)	125,000	134,196
Special Tax Obligation Bonds Series 2020A	4.00%	05/01/36 (b)	70,000	69,199
Transportation RB Series 2016A	4.00%	09/01/35 (b)	170,000	166,341
Transportation RB Series 2020A	5.00%	05/01/27	250,000	261,459
				2,488,665

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
DELAWARE 0.1%
Delaware Transportation Auth
RB Series 2015	5.00%	06/01/55 (b)	200,000	200,298
DISTRICT OF COLUMBIA 1.6%
District of Columbia
GO Bonds Series 2015A	5.00%	06/01/36 (b)	100,000	101,109
GO Bonds Series 2019A	5.00%	10/15/33 (b)	150,000	160,254
GO Bonds Series 2019A	5.00%	10/15/44 (b)	240,000	246,114
GO Refunding Bonds Series 2017A	5.00%	06/01/34 (b)	75,000	77,696
GO Refunding Bonds Series 2023B	5.00%	06/01/29	115,000	124,086
Income Tax Secured RB Series 2019A	5.00%	03/01/30 (b)	220,000	237,118
Income Tax Secured RB Series 2019A	4.00%	03/01/44 (b)	200,000	179,477
Income Tax Secured RB Series 2022A	5.00%	07/01/40 (b)	250,000	264,507
Income Tax Secured RB Series 2022A	5.00%	07/01/41 (b)	250,000	263,554
Refunding RB (Georgetown Univ) Series 2017	5.00%	04/01/35 (b)	70,000	71,557
Refunding RB Series 2020B	5.00%	10/01/29	295,000	319,339
Metropolitan Washington Airports Auth
Dulles Toll Road Sub Lien Refunding RB Series 2019B	4.00%	10/01/49 (b)	60,000	50,415
Washington Metropolitan Transit Auth
RB Series 2020A	5.00%	07/15/45 (b)	125,000	127,951
RB Series 2021A	5.00%	07/15/46 (b)	280,000	287,016
				2,510,193
FLORIDA 2.8%
Broward Cnty
Airport System RB Series 2012Q1	4.00%	10/01/42 (b)	80,000	72,888
Water & Sewer Utility RB Series 2019A	5.00%	10/01/39 (b)	125,000	130,793
Central Florida Expressway Auth
Sr Lien Refunding RB Series 2016B	5.00%	07/01/26	60,000	61,823
Sr Lien Refunding RB Series 2016B	4.00%	07/01/35 (b)	60,000	56,762
Sr Lien Refunding RB Series 2017	5.00%	07/01/42 (b)	125,000	126,795
Sr Lien Refunding RB Series 2021	4.00%	07/01/34 (b)(c)	175,000	177,499
Duval Cnty School Board
COP Series 2022A	5.00%	07/01/32 (b)(c)	100,000	106,551
Florida State Board of Education
Lottery Refunding RB Series 2017A	5.00%	07/01/27	165,000	173,305
Public Education Capital Outlay Refunding Bonds Series 2021A	5.00%	06/01/31	100,000	109,728
Public Education Capital Outlay Refunding Bonds Series 2021B	5.00%	06/01/29	125,000	134,943
Public Education Capital Outlay Refunding Bonds Series 2022C	5.00%	06/01/27	150,000	157,655
Public Education Refunding Bonds Series 2022C	5.00%	06/01/24	200,000	201,564
Fort Myers
Utility System Refunding RB Series 2019A	4.00%	10/01/44 (b)	100,000	88,149
Fort Pierce Utilities Authority
Utilities Refunding RB Series 2022A	4.00%	10/01/52 (b)	125,000	105,187
Hillsborough Cnty
RB Series 2021	2.25%	08/01/51 (b)	60,000	33,531
Hillsborough Cnty Aviation Auth
RB Series 2018F	5.00%	10/01/43 (b)	115,000	117,493

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Manatee Cnty
Refunding RB Series 2022	4.00%	10/01/52 (b)	75,000	65,480
Miami-Dade Cnty
Facilities Tax RB Series 2009C	0.00%	10/01/44 (c)(d)	500,000	163,147
GO Refunding Bonds Series 2015B	4.00%	07/01/34 (b)	50,000	50,057
RB Series 2017B	5.00%	10/01/33 (b)	100,000	101,299
RB Series 2022	5.00%	07/01/49 (b)	200,000	203,609
Refunding RB Series 2009A	6.88%	10/01/34 (b)(c)	240,000	281,257
Water & Sewer Refunding RB Series 2015	5.00%	10/01/25	270,000	276,257
Water & Sewer System RB Series 2021	4.00%	10/01/44 (b)	25,000	22,575
Water & Sewer System RB Series 2021	4.00%	10/01/46 (b)	150,000	132,656
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/39 (b)	75,000	74,590
Miami-Dade Cnty Transit System
Transit System Sales Surtax Refunding RB Series 2017	4.00%	07/01/38 (b)	180,000	170,528
Miami-Dade School Board
COP Series 2016C	3.25%	02/01/33 (b)	150,000	136,445
Orange Cnty School Board
COP Series 2016C	5.00%	08/01/34 (b)	150,000	153,151
Orlando Utilities Commission
Utility System Refunding RB Series 2013A	5.00%	10/01/23	75,000	75,000
Utility System Refunding RB Series 2013A	5.00%	10/01/24 (b)	65,000	65,743
Palm Beach Cnty School Board
COP Series 2020A	5.00%	08/01/34 (b)	50,000	53,488
South Florida Water Management District COP
Refunding COP Series 2015	5.00%	10/01/35 (b)	175,000	178,372
Tampa
Tax Bonds ( H. Lee Moffitt Cancer Center) Series 2020A	0.00%	09/01/45 (b)(d)	300,000	83,615
Water & Wastewater RB Series 2022A	5.25%	10/01/57 (b)	200,000	208,492
Tampa Bay Water
Utility System RB Series 2022	5.00%	10/01/52 (b)	35,000	35,978
				4,386,405
GEORGIA 2.1%
Atlanta
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/40 (b)	60,000	60,293
Water & Wastewater Refunding RB Series 2018B	5.00%	11/01/43 (b)	100,000	101,245
Atlanta Airport
Airport Facility Sub Lien RB Series 2019C	5.00%	07/01/36 (b)	235,000	246,760
De Kalb Cnty
Water & Sewer 2nd Resolution RB Series 2022	5.00%	10/01/52 (b)	100,000	102,868
Water & Sewerage RB Series 2022	5.00%	10/01/41 (b)	225,000	237,117
Fulton Cnty
Water & Sewerage RB Series 2020A	2.25%	01/01/43 (b)	150,000	95,096
Georgia
GO Bonds Series 2017A	5.00%	02/01/31 (b)	200,000	208,075
GO Bonds Series 2019A	5.00%	07/01/29	200,000	216,544
GO Bonds Series 2020A	5.00%	08/01/32 (b)	200,000	218,573
GO Bonds Series 2020A	4.00%	08/01/34 (b)	140,000	142,848
GO Bonds Series 2021A	5.00%	07/01/33 (b)	100,000	110,358

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2021A	4.00%	07/01/34 (b)	80,000	81,831
GO Bonds Series 2021A	4.00%	07/01/38 (b)	200,000	195,358
Georgia Municipal Electric Auth
Plant Vogtle Units 3 & 4 Project J Bonds Series 2023A	5.00%	07/01/64 (b)(c)	200,000	201,066
RB Series 2019A	5.00%	01/01/49 (b)	100,000	96,949
RB Series 2019B	5.00%	01/01/59 (b)	40,000	37,688
Georgia Port Auth
RB Series 2021	4.00%	07/01/46 (b)	10,000	9,012
RB Series 2021	2.63%	07/01/51 (b)	100,000	61,398
RB Series 2022	4.00%	07/01/52 (b)	125,000	108,783
Gwinnett Cnty SD
Sales Tax GO Bonds Series 2022B	5.00%	08/01/27	80,000	84,434
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2016B	5.00%	07/01/33 (b)	120,000	123,735
Sales Tax Refunding RB Series 2017C	3.25%	07/01/37 (b)	100,000	85,552
Private Colleges & Universities Auth
RB (Emory Univ) Series 2020B	5.00%	09/01/25	250,000	255,754
Sandy Springs Public Facilities Auth
RB Series 2015	5.00%	05/01/41 (a)(b)	190,000	196,349
				3,277,686
HAWAII 0.6%
Hawaii
GO Bonds Series 2017FK	4.00%	05/01/31 (b)	250,000	249,573
GO Refunding Bonds Series 2016FH	4.00%	10/01/31 (b)	150,000	148,992
Honolulu
GO Bonds Series 2015A	5.00%	10/01/39 (b)	180,000	181,620
GO Bonds Series 2021E	5.00%	03/01/31	285,000	311,171
				891,356
ILLINOIS 5.9%
Chicago
2nd Lien Water RB Series 2014	5.00%	11/01/39 (b)	225,000	222,162
2nd Lien Water Refunding RB Series 2023B	4.00%	11/01/40 (b)(c)	100,000	91,376
GO Bonds Series 1999	0.00%	01/01/34 (c)(d)	60,000	35,526
GO Bonds Series 2019A	5.50%	01/01/49 (b)	100,000	100,312
GO Bonds Series 2023A	5.00%	01/01/35 (b)	50,000	51,228
GO Bonds Series 2023A	5.50%	01/01/43 (b)	500,000	506,037
GO Refunding Bonds Series 2020A	5.00%	01/01/29	180,000	185,886
Chicago Board of Education
Dedicated Tax Bonds Series 2016	6.10%	04/01/36 (b)	130,000	136,823
Dedicated Tax Bonds Series 2023	5.00%	04/01/45 (b)	200,000	197,934
Chicago O’Hare International Airport
Airport Sr Lien Refunding RB Series 2020A	4.00%	01/01/35 (b)	200,000	196,628
General Airport Sr Lien RB Series 2018B	5.00%	01/01/39 (b)	60,000	61,245
General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/33 (b)	125,000	125,918
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/25	50,000	50,550
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/30 (b)	80,000	80,642
OHare General Airport Sr Lien Refunding RB Series 2020A	5.00%	01/01/34 (b)	55,000	58,347
Sr Lien RB Series 2018B	5.00%	01/01/38 (b)	100,000	102,341
Sr Lien Refunding RB Series 2015B	5.00%	01/01/26 (b)	150,000	151,385

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Chicago Transit Auth Sales Tax
2nd Lien Sales Tax RB Series 2017	5.00%	12/01/51 (b)	155,000	154,124
2nd Lien Sales Tax RB Series 2020A	5.00%	12/01/55 (b)	85,000	84,102
Cook Cnty
Sales Tax RB Series 2021A	4.00%	11/15/40 (b)	250,000	226,409
Cook Cnty Sales Tax Revenue
Sales Tax RB Series 2021A	4.00%	11/15/41 (b)	225,000	202,482
Illinois
GO Bonds Series 2014	5.25%	02/01/29 (b)	200,000	200,243
GO Bonds Series 2017C	5.00%	11/01/29 (b)	525,000	540,620
GO Bonds Series 2017D	5.00%	11/01/25	95,000	96,614
GO Bonds Series 2017D	5.00%	11/01/26	160,000	164,152
GO Bonds Series 2019B	4.00%	11/01/38 (b)	200,000	179,376
GO Bonds Series 2020	5.50%	05/01/39 (b)	265,000	276,622
GO Bonds Series 2020	5.75%	05/01/45 (b)	250,000	260,773
GO Bonds Series 2020B	5.00%	10/01/30	50,000	52,623
GO Bonds Series 2022A	5.25%	03/01/38 (b)	150,000	154,975
GO Bonds Series 2022A	5.50%	03/01/42 (b)	175,000	182,713
GO Refunding Bonds Series 2016	5.00%	02/01/24	345,000	345,769
GO Refunding Bonds Series 2016	5.00%	02/01/25	150,000	151,565
GO Refunding Bonds Series 2022B	5.00%	03/01/33 (b)	150,000	157,656
GO Refunding Bonds Series 2023D	5.00%	07/01/36 (b)	100,000	102,846
Illinois Finance Auth
RB (Univ of Chicago) Series 2015A	5.00%	10/01/40 (b)	500,000	502,701
RB Series 2017	5.00%	07/01/35 (b)	75,000	77,815
Illinois Municipal Electric Agency
Power System Refunding RB Series 2015A	4.00%	02/01/34 (b)	300,000	282,769
Illinois Toll Highway Auth
Refunding RB Series 2018A	5.00%	01/01/29	265,000	282,877
Sr RB Series 2020A	5.00%	01/01/45 (b)	200,000	204,471
Toll Highway Sr RB Series 2014C	5.00%	01/01/36 (b)	50,000	50,365
Toll Highway Sr RB Series 2017A	5.00%	01/01/42 (b)	100,000	101,527
Toll Highway Sr RB Series 2021A	4.00%	01/01/46 (b)	50,000	44,347
Toll Highway Sr RB Series 2023A	5.00%	01/01/44 (b)	75,000	77,367
Toll Sr RB Series 2021A	5.00%	01/01/46 (b)	250,000	254,466
Metropolitan Pier & Exposition Auth
RB Series 2002A	0.00%	06/15/34 (c)(d)	325,000	198,610
RB Series 2002A	0.00%	12/15/39 (c)(d)	200,000	87,908
RB Series 2015A	5.00%	06/15/53 (b)	100,000	96,013
Refunding Bonds (McCormick Place Expansion) Series 2020A	5.00%	06/15/50 (b)	200,000	193,356
Refunding Bonds (McCormick Place) Series 2010B1	0.00%	06/15/47 (c)(d)	225,000	65,104
Refunding Bonds Series 2010B-1	0.00%	06/15/43 (d)	250,000	90,583
Refunding RB (McCormick Place Expansion) Series 2020A	4.00%	06/15/50 (b)	125,000	101,431
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2016C	5.00%	12/01/45 (b)	100,000	99,173
ULT GO Refunding Bonds Series 2016A	5.00%	12/01/25	80,000	81,879
Rosemont
GO Bonds Series 2016A	5.00%	12/01/46 (b)(c)	110,000	110,599
Sales Tax Securitization Corp
2nd Lien Sales Tax Securitization Bonds Series 2020A	5.00%	01/01/30	150,000	158,167

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Schaumburg
GO Refunding Bonds Series 2013A	4.00%	12/01/41 (b)	50,000	45,650
Univ of Illinois
Auxiliary Facilities RB Series 2018A	4.13%	04/01/48 (b)(c)	100,000	88,205
				9,183,387
INDIANA 0.2%
Indiana Finance Auth
State Revolving Fund RB Series 2019A	5.00%	02/01/36 (b)	60,000	63,126
State Revolving Fund Refunding Bonds Series 2015B	5.00%	02/01/24	90,000	90,313
Indianapolis Local Public Improvement Bond Bank
RB Series 1999E	0.00%	02/01/28 (c)(d)	250,000	209,447
				362,886
IOWA 0.2%
Iowa
Special Obligation Refunding RB Series 2019A	5.00%	06/01/34 (b)	145,000	154,226
Iowa Higher Education Loan Auth
RB (Grinnell College) Series 2017	5.00%	12/01/46 (b)	220,000	222,044
				376,270
KANSAS 0.1%
Kansas Department of Transportation
Highway RB Series 2015B	5.00%	09/01/25	125,000	127,784
KENTUCKY 0.7%
Kentucky Municipal Power Agency
Power System Refunding RB Series 2015A	4.00%	09/01/39 (b)(c)	325,000	283,338
Kentucky State Property & Buildings Commission
Refunding RB Series B	5.00%	11/01/25	285,000	291,513
Refunding RB Series B	5.00%	11/01/26	250,000	257,651
Kentucky Turnpike Auth
Economic Development Road Refunding RB Series 2017B	5.00%	07/01/25	255,000	259,363
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2013B	4.00%	05/15/37 (b)	25,000	23,632
				1,115,497
LOUISIANA 1.6%
East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010B	4.65%	12/01/40 (b)(e)	1,555,000	1,555,000
Louisiana
GO Refunding Bonds Series 2016B	5.00%	08/01/26	150,000	154,930
Refunding RB Bonds Series 2015A	4.50%	05/01/39 (a)(b)	250,000	252,557
Louisiana Public Facilities Auth
Refunding RB (Tulane Univ) Series 2020A	5.00%	04/01/45 (b)	250,000	252,548
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.25%	07/01/53 (b)	200,000	204,514
New Orleans
Water Refunding RB Series 2014	5.00%	12/01/44 (a)(b)	100,000	101,283
				2,520,832

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MARYLAND 1.8%
Baltimore Cnty
GO Bonds	5.00%	03/01/53 (b)	200,000	207,961
Maryland
GO Bonds 2nd Series 2017A	5.00%	08/01/27	315,000	332,344
GO Bonds 2nd Series 2019A	2.13%	08/01/33 (b)	290,000	234,040
Refunding Bonds 2nd Series 2021D	4.00%	08/01/29	90,000	92,674
ULT GO Bonds Series 2017	5.00%	03/15/29 (b)	300,000	313,817
ULT GO Bonds Series 2017B	5.00%	08/01/25	275,000	281,076
Maryland Dept of Transportation
Consolidated Bonds Series 2021A	2.13%	10/01/36 (b)	190,000	138,906
Consolidated Transportation Bonds Series 2019	2.13%	10/01/31 (b)	140,000	116,893
RB Series 2018	5.00%	10/01/26	180,000	187,074
Transportation Bonds Series 2018	5.00%	10/01/28 (b)	85,000	88,560
Transportation Bonds Series 2019	2.50%	10/01/33 (b)	160,000	133,837
Maryland Health & Higher Educational Facilities Auth
RB (Anne Arundel Health System) Series 2014	4.00%	07/01/39 (a)(b)	245,000	245,068
Maryland Transportation Auth
Transportation Facilities RB Series 2020	4.00%	07/01/50 (b)	150,000	130,465
Prince Georges Cnty
GO Bonds Series 2018A	5.00%	07/15/29 (b)	245,000	261,357
				2,764,072
MASSACHUSETTS 4.1%
Massachusetts
GO Bonds 2016J	4.00%	12/01/44 (b)	250,000	228,308
GO Bonds Series 2020E	5.00%	11/01/50 (b)	300,000	308,231
GO Bonds Series 2015A	4.00%	05/01/35 (b)	100,000	97,996
GO Bonds Series 2015B	4.00%	05/01/39 (b)	100,000	94,304
GO Bonds Series 2015E	3.25%	09/01/40 (b)	110,000	90,605
GO Bonds Series 2016E	4.00%	04/01/35 (b)	45,000	44,136
GO Bonds Series 2016H	5.00%	12/01/26	75,000	78,283
GO Bonds Series 2017D	5.00%	02/01/36 (b)	65,000	67,318
GO Bonds Series 2017E	5.00%	11/01/31 (b)	150,000	158,073
GO Bonds Series 2018D	4.00%	05/01/48 (b)	200,000	177,973
GO Bonds Series 2019E	5.00%	05/01/31 (b)	200,000	201,138
GO Bonds Series 2020D	3.00%	07/01/35 (b)	200,000	175,377
GO Bonds Series 2020D	5.00%	07/01/40 (b)	105,000	109,993
GO Bonds Series 2020E	5.00%	11/01/45 (b)	250,000	259,084
GO Bonds Series 2021A	3.00%	03/01/36 (b)	250,000	215,840
GO Bonds Series 2021D	5.00%	09/01/50 (b)	250,000	257,532
GO Bonds Series E	3.00%	11/01/34 (b)	115,000	102,229
GO Refunding Bonds Series 2006B	5.25%	09/01/24 (c)	250,000	253,462
GO Refunding Bonds Series 2016C	5.00%	10/01/24	190,000	192,431
GO Refunding Bonds Series 2017E	5.00%	11/01/26	140,000	145,934
GO Refunding Bonds Series 2017E	5.00%	11/01/27	145,000	153,671
GO Refunding Bonds Series 2020D	4.00%	11/01/41 (b)	150,000	138,816
Highway Notes Series 2014A	5.00%	06/15/27 (b)	60,000	60,445

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2022A1	3.13%	07/01/41 (b)	50,000	39,665
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/25	145,000	148,095
Sub Sales Tax BAN RB Series 2021	4.00%	05/01/25 (a)	205,000	204,610
Sub Sales Tax BAN RB Series 2021	4.00%	05/01/25	15,000	15,060
Massachusetts Development Finance Agency
RB (Boston Univ) Series 2013X	5.00%	10/01/48 (b)	170,000	170,000
RB (Emerson College) Series 2016A	5.00%	01/01/47 (b)	200,000	188,412
RB (Harvard Univ) Series 2016A	5.00%	07/15/24	250,000	252,496
RB (Harvard Univ) Series 2016A	5.00%	07/15/26	275,000	286,380
RB (Northeastern Univ) Series 2022	5.00%	10/01/44 (b)	85,000	88,537
Massachusetts School Building Auth
Sub Sales Tax Bonds Series 2018A	5.25%	02/15/48 (b)	200,000	205,534
Sub Sales Tax Series 2018B	5.25%	02/15/48 (b)	350,000	359,684
Massachusetts Transportation Fund
RB Series 2022B	5.00%	06/01/52 (b)	300,000	311,365
Refunding RB Series 2021A	5.00%	06/01/43 (b)	130,000	135,791
Massachusetts Water Resources Auth
General Refunding RB Series 2016C	5.00%	08/01/40 (a)(b)	200,000	207,444
Refunding RB Series 2016C	5.00%	08/01/33 (a)(b)	100,000	103,722
				6,327,974
MICHIGAN 0.9%
Great Lakes Water Auth
Sewage Disposal System Sr Lien Refunding RB Series 2016B	5.00%	07/01/30 (b)	110,000	113,081
Lansing
Utility System RB Series 2019A	5.00%	07/01/48 (b)	25,000	25,212
Michigan
State Trunk Line Bonds Series 2021A	4.00%	11/15/36 (b)	90,000	88,124
Trunk Line Fund Bonds Series 2020B	4.00%	11/15/45 (b)	150,000	135,063
Michigan Building Auth
Refunding RB Series 2015I	5.00%	04/15/33 (b)	150,000	153,010
Refunding RB Series 2015I	5.00%	04/15/38 (b)	100,000	101,263
Refunding RB Series 2016I	5.00%	10/15/31 (b)	100,000	103,175
Michigan Finance Auth
Clean Water Revolving Fund Refunding RB Series 2016B	5.00%	10/01/29 (b)	100,000	104,102
RB (Public Lighting Auth) Series 2014B	5.00%	07/01/39 (b)	200,000	188,551
Water System 2nd Lien Refunding RB Series 2014D6	5.00%	07/01/36 (b)(c)	100,000	100,228
Univ of Michigan
General RB Series 2017A	5.00%	04/01/25	75,000	76,416
Wayne Cnty Airport Auth
Airport RB Series 2021A	5.00%	12/01/46 (b)	220,000	222,060
				1,410,285
MINNESOTA 0.4%
Minneapolis Metropolitan Council
ULT GO Series 2021C	5.00%	12/01/26	115,000	119,893

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Minnesota
GO Bonds Series 2021A	4.00%	09/01/40 (b)	200,000	192,197
GO Refunding Bonds Series 2017D	5.00%	10/01/23	250,000	250,000
State General Refunding RB Series 2022A	5.00%	03/01/27	100,000	104,544
				666,634
MISSISSIPPI 0.8%
Mississippi
GO Bonds Series 2019B	4.00%	10/01/39 (b)	150,000	143,443
GO Refunding Bonds Series 2017A	5.00%	10/01/34 (a)(b)	75,000	79,130
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2011D	4.65%	11/01/35 (b)(e)	500,000	500,000
IDRB (Chevron) Series 2010H	4.65%	11/01/35 (b)(e)	400,000	400,000
West Ranking Utility Auth
RB Series 2018	5.00%	01/01/48 (a)(b)(c)	50,000	52,737
				1,175,310
MISSOURI 0.3%
Missouri Health & Educational Facilities Auth
Educational Facilities RB (St Louis Univ) Series 2019A	5.00%	10/01/46 (b)	55,000	56,007
Missouri Jt Municipal Electric Utility Commission
Power Refunding RB (Prairie State) Series 2016A	5.00%	12/01/40 (b)	50,000	49,753
Univ of Missouri Curators
System Facilities RB Series 2020B	5.00%	11/01/30	325,000	355,167
				460,927
NEBRASKA 0.1%
Omaha Public Power District
Electric System RB Series 2017A	4.00%	02/01/42 (b)	75,000	68,914
Electric System RB Series 2019A	5.00%	02/01/31 (b)	110,000	116,791
				185,705
NEVADA 0.7%
Clark Cnty
Airport System Sub Refunding RB Series 2019D	5.00%	07/01/25	100,000	101,846
GO Bonds Series 2018A	5.00%	06/01/43 (b)	165,000	168,693
Clark Cnty SD
GO Refunding Bonds Series 2017A	5.00%	06/15/25	200,000	203,294
Las Vegas Valley Water District
Refunding GO Bonds Series 2015	5.00%	06/01/39 (b)	270,000	271,665
Water Improvement GO Bonds Series 2022A	4.00%	06/01/51 (b)	250,000	218,601
Water Improvement GO Refunding Bonds Series 2016A	5.00%	06/01/46 (b)	200,000	201,271
				1,165,370
NEW JERSEY 4.5%
Hudson Cnty Improvement Auth
Lease RB (Hudson Cnty Courthouse) Series 2020	4.00%	10/01/51 (b)	150,000	128,508
New Jersey
GO Bonds	4.00%	06/01/33 (b)	150,000	150,114
GO Bonds Series 2020A	5.00%	06/01/27	150,000	156,972

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2020A	5.00%	06/01/28	200,000	211,618
GO Bonds Series 2020A	4.00%	06/01/30	60,000	61,137
GO Bonds Series 2020A	4.00%	06/01/31	140,000	142,041
ULT GO Series 2020A	5.00%	06/01/29	305,000	325,540
New Jersey Economic Development Auth
RB Series 2016AAA	5.00%	06/15/41 (a)(b)	190,000	198,178
Refunding Bonds Series 2005N1	5.50%	09/01/26 (c)	140,000	145,858
Refunding RB Series 2016 BBB	5.50%	06/15/31 (a)(b)	75,000	79,353
State Lease RB Series 2018A	5.00%	06/15/47 (b)	250,000	250,304
Transportation Bonds Series 2022A	5.00%	11/01/52 (b)	195,000	195,200
New Jersey Transportation Trust Fund Auth
RB Series 2016A1	5.00%	06/15/28 (b)	420,000	428,465
RB Series 2016A1	4.10%	06/15/31 (b)	525,000	523,246
RB Series 2018A	5.00%	06/15/31 (b)	290,000	295,102
RB Series 2021A	5.00%	06/15/31	100,000	106,836
Transportation Bonds Series 2019BB	5.00%	06/15/50 (b)	145,000	145,371
Transportation Bonds Series 2020AA	5.00%	06/15/50 (b)	200,000	201,890
Transportation Program Bonds Series 2014AA	5.00%	06/15/38 (b)	60,000	60,032
Transportation Program Bonds Series 2015AA	4.75%	06/15/38 (b)	65,000	65,247
Transportation Program Notes Series 2014 BB1	5.00%	06/15/33 (b)	80,000	82,855
Transportation Program RB Series 2014AA	4.25%	06/15/44 (b)	30,000	27,614
Transportation RB Series 2019BB	3.50%	06/15/46 (b)	125,000	98,731
Transportation RB Series 2020AA	4.00%	06/15/50 (b)	160,000	139,273
Transportation System Bonds Series 2006C	0.00%	12/15/28 (c)(d)	50,000	40,248
Transportation System Bonds Series 2009A	0.00%	12/15/33 (b)(d)	130,000	81,828
Transportation System Bonds Series 2009C	5.25%	06/15/32 (b)	100,000	100,875
Transportation System Bonds Series 2018A	5.00%	12/15/34 (b)	365,000	376,771
Transportation System RB Series 2006C	0.00%	12/15/24 (c)(d)	75,000	71,299
Transportation System RB Series 2009A	0.00%	12/15/34 (d)	125,000	74,823
Transportation System RB Series 2010A	0.00%	12/15/28 (d)	700,000	563,182
Transportation System RB Series 2010A	0.00%	12/15/40 (b)(d)	250,000	102,656
Transportation System RB Series 2021A	4.00%	06/15/34 (b)	15,000	14,782
Transportation System RB Series 2021A	4.00%	06/15/35 (b)	215,000	210,180
New Jersey Turnpike Auth
RB Series 2014A	4.00%	01/01/35 (b)	125,000	118,598
RB Series 2015E	3.38%	01/01/31 (b)	50,000	47,433
RB Series 2015E	5.00%	01/01/45 (b)	150,000	150,721
RB Series 2017B	4.00%	01/01/37 (b)	95,000	92,290
Refunding RB Series 2005D3	5.25%	01/01/26 (c)	300,000	309,317
Turnpike RB Series 2017A	5.00%	01/01/34 (b)	185,000	191,125
Turnpike RB Series 2017B	5.00%	01/01/33 (b)	55,000	57,685
Turnpike RB Series 2019A	4.00%	01/01/48 (b)	155,000	136,098
				6,959,396
NEW MEXICO 0.1%
New Mexico Finance Auth
RB Series 2018A	5.00%	06/15/24	155,000	156,249

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEW YORK 24.0%
Hudson Yards Infrastructure
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/36 (b)	290,000	287,582
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/44 (b)	100,000	89,218
Long Island Power Auth
Electric System RB Series 2016B	5.00%	09/01/41 (b)	190,000	193,125
Electric System RB Series 2018	5.00%	09/01/35 (b)	115,000	120,278
Electric System RB Series 2018	5.00%	09/01/38 (b)	120,000	123,559
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2017A	5.00%	11/15/35 (b)	115,000	119,226
Dedicated Tax Fund Refunding Bonds Series 2012A	0.00%	11/15/30 (d)	150,000	110,682
RB Series 2012E	4.00%	11/15/38 (b)	200,000	181,135
RB Series 2012H	3.63%	11/15/37 (b)	150,000	126,438
RB Series 2013A	5.00%	11/15/43 (b)	200,000	195,273
RB Series 2017B	5.00%	11/15/25	100,000	101,627
RB Series 2017D	4.00%	11/15/42 (b)	205,000	178,340
RB Series 2020A1	4.00%	11/15/52 (b)	100,000	81,436
Refunding RB Series 2017B	5.00%	11/15/27	205,000	211,083
Refunding RB Series 2017C2	0.00%	11/15/40 (d)	405,000	159,406
Transportation RB Series 2012C	4.25%	11/15/42 (b)	250,000	223,956
Transportation RB Series 2013A	5.00%	11/15/38 (b)	85,000	84,372
Transportation RB Series 2013C	4.00%	11/15/43 (b)	200,000	172,573
Transportation RB Series 2013D	5.00%	11/15/38 (b)	70,000	69,483
Transportation RB Series 2013E	5.00%	11/15/38 (b)	155,000	153,855
Transportation RB Series 2014D1	5.00%	11/15/39 (b)	125,000	123,901
Transportation RB Series 2019C	5.00%	11/15/40 (b)	175,000	175,624
Transportation RB Series 2020C1	5.25%	11/15/55 (b)	90,000	90,652
Transportation Refunding RB Series 2017C1	3.25%	11/15/36 (b)	65,000	53,325
Monroe Cnty IDA
RB (Univ of Rochester) Series 2017C	4.00%	07/01/43 (b)	90,000	81,428
MTA Hudson Rail Yards
RB Series 2016A	5.00%	11/15/56 (b)	200,000	195,665
Nassau Cnty
GO Refunding Bonds Series 2017C	5.00%	10/01/27	50,000	53,002
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2021A	5.00%	11/15/31 (b)	110,000	122,897
New York City
GO Bonds Fiscal 2016 Series C	5.00%	08/01/31 (b)	150,000	152,937
GO Bonds Fiscal 2016 Series C	3.00%	08/01/34 (b)	180,000	160,198
GO Bonds Fiscal 2017 Series A1	4.00%	08/01/34 (b)	105,000	104,995
GO Bonds Fiscal 2017 Series B	4.00%	12/01/43 (b)	250,000	224,761
GO Bonds Fiscal 2018 Series B1	5.25%	10/01/33 (b)	445,000	471,176
GO Bonds Fiscal 2018 Series B4	4.80%	10/01/46 (b)(c)(e)	230,000	230,000
GO Bonds Fiscal 2018 Series C	5.00%	08/01/24	300,000	302,840
GO Bonds Fiscal 2018 Series E1	3.63%	03/01/45 (b)	70,000	57,535
GO Bonds Fiscal 2018 Series E-5	4.55%	03/01/48 (b)(c)(e)	280,000	280,000
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/34 (b)	125,000	130,359
GO Bonds Fiscal 2019 Series A	5.00%	08/01/26	160,000	165,563
GO Bonds Fiscal 2019 Series D1	5.00%	12/01/33 (b)	90,000	94,501
GO Bonds Fiscal 2019 Series E	5.00%	08/01/27	100,000	104,920
GO Bonds Fiscal 2020 Series A1	3.00%	08/01/45 (b)	50,000	35,735

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2020 Series B1	5.00%	10/01/34 (b)	225,000	238,665
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/25	310,000	316,849
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/30	250,000	268,090
GO Bonds Fiscal 2020 Series D1	4.00%	03/01/50 (b)	100,000	86,009
GO Bonds Fiscal 2021 Series F	3.00%	03/01/51 (b)	200,000	136,076
GO Bonds Fiscal 2021 Series F1	5.00%	03/01/36 (b)	85,000	90,134
GO Bonds Fiscal 2023 Series A1	5.00%	09/01/25	265,000	271,149
GO Bonds Fiscal 2023 Series A1	5.00%	09/01/42 (b)	150,000	154,522
GO Bonds Fiscal 2023 Series A1	4.00%	09/01/46 (b)	35,000	30,859
GO Bonds Fiscal 2023 Series E	5.25%	04/01/44 (b)	200,000	209,851
GO Bonds Fiscal 2024 Series A	5.00%	08/01/48 (b)	250,000	254,398
GO Bonds Series 2016A	5.00%	08/01/26 (b)	135,000	137,595
ULT GO Series 2015F1	3.50%	06/01/33 (b)	185,000	176,501
ULT GO Series 2018F1	5.00%	04/01/43 (b)	125,000	127,465
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC	3.75%	06/15/47 (b)	100,000	82,154
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series AA	4.00%	06/15/44 (b)	80,000	72,205
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series CC	4.00%	06/15/45 (b)	35,000	31,351
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series FF	5.00%	06/15/39 (b)	95,000	95,700
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series HH	5.00%	06/15/39 (b)	50,000	50,369
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series CC1	4.00%	06/15/46 (b)	200,000	177,699
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series CC1	4.00%	06/15/48 (b)	150,000	132,012
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series DD2	5.00%	06/15/32 (b)	150,000	157,869
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series EE	5.00%	06/15/40 (b)	200,000	204,910
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series FF	5.00%	06/15/34 (b)	65,000	68,308
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series FF2	5.00%	06/15/34 (b)	65,000	69,214
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series FF2	4.00%	06/15/41 (b)	100,000	92,542
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series AA	4.00%	06/15/40 (b)	500,000	466,695
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series DD1	5.00%	06/15/30	265,000	288,443
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series FF	5.00%	06/15/41 (b)	255,000	264,640
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA1	5.00%	06/15/29	300,000	324,003
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series BB1	4.00%	06/15/50 (b)	200,000	174,745
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC2	5.00%	06/15/28 (b)	165,000	170,519
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	4.00%	06/15/51 (b)	15,000	13,044
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series BB1	5.00%	06/15/44 (b)	325,000	335,710
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1	5.25%	06/15/52 (b)	30,000	31,317
New York City Transitional Finance Auth
Building Aid RB Fiscal 2015 Series S1	5.00%	07/15/40 (b)	200,000	201,069
Building Aid RB Fiscal 2015 Series S2	5.00%	07/15/40 (b)	200,000	201,517
Building Aid RB Fiscal 2016 Series S1	4.00%	07/15/40 (b)	100,000	92,594
Building Aid RB Fiscal 2019 Series S1	3.50%	07/15/47 (b)(c)	250,000	196,576
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/34 (b)(c)	275,000	288,453
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (b)	140,000	146,344
Building Aid RB Fiscal 2022 Series S1A	5.00%	07/15/29 (c)	205,000	220,719
Future Tax Secured Sub Bonds Fiscal 2015 Series B1	5.00%	08/01/32 (b)	175,000	175,974
Future Tax Secured Sub Bonds Fiscal 2015 Series B1	5.00%	08/01/36 (b)	10,000	10,045
Future Tax Secured Sub Bonds Fiscal 2015 Series C	5.00%	11/01/26 (b)	90,000	91,368
Future Tax Secured Sub Bonds Fiscal 2015 Series E1	5.00%	02/01/41 (b)	100,000	100,525
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	3.00%	02/01/33 (b)	285,000	256,901
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	5.00%	02/01/39 (b)	50,000	50,412
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	3.00%	02/01/39 (b)	100,000	79,066

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	5.00%	05/01/34 (b)	150,000	153,330
Future Tax Secured Sub Bonds Fiscal 2017 Series C	5.00%	11/01/25	300,000	307,640
Future Tax Secured Sub Bonds Fiscal 2017 Series F1	3.25%	05/01/43 (b)	105,000	82,405
Future Tax Secured Sub Bonds Fiscal 2018 Series A2	5.00%	08/01/35 (b)	85,000	87,003
Future Tax Secured Sub Bonds Fiscal 2018 Series B1	5.00%	08/01/31 (b)	100,000	102,551
Future Tax Secured Sub Bonds Fiscal 2019 Series B1	5.00%	08/01/34 (b)	250,000	261,311
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	3.00%	05/01/45 (b)	250,000	179,716
Future Tax Secured Sub Bonds Fiscal 2020 Series B1	3.00%	11/01/47 (b)	150,000	104,999
Future Tax Secured Sub Bonds Fiscal 2020 Series C1	5.00%	05/01/35 (b)	200,000	213,356
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/27	100,000	105,318
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/42 (b)	100,000	91,230
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/40 (b)	10,000	9,291
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/27	100,000	105,318
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/29	250,000	268,887
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/33 (b)	190,000	204,931
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	5.00%	11/01/28	215,000	229,105
Future Tax Secured Sub Bonds Fiscal 2022 Series B	4.00%	08/01/48 (b)	150,000	132,239
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	4.00%	08/01/45 (b)	85,000	76,109
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	3.00%	08/01/48 (b)	200,000	138,909
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/37 (b)	250,000	265,084
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/47 (b)	150,000	152,528
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/42 (b)	165,000	169,933
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/47 (b)	150,000	152,528
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.00%	11/01/25	250,000	256,367
Future Tax Secured Sub Bonds Fiscal 2023 Series D1	5.25%	11/01/48 (b)	60,000	62,266
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/28	100,000	106,560
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/32	150,000	164,540
Future Tax Secured Sub Bonds Fiscal 2023 Series F1	5.00%	02/01/44 (b)	200,000	205,332
Future Tax Secured Sub Bonds Fiscal 2024 Series A1	5.00%	05/01/37 (b)	200,000	212,996
RB Fiscal 2018 Series S1	4.00%	07/15/36 (b)	150,000	146,204
RB Fiscal 2019 Series S2A	5.00%	07/15/35 (b)(c)	175,000	182,930
RB Series C1	4.00%	05/01/45 (b)	285,000	255,393
New York Convention Center Development
Refunding RB Series 2015	5.00%	11/15/40 (b)	125,000	125,335
New York Power Auth
RB Series 2020A	4.00%	11/15/50 (b)	100,000	88,717
New York State Dormitory Auth
Dormitory Facilities RB Series 2017A	5.00%	07/01/26	50,000	51,717
Financing RB Series 2019A	5.00%	10/01/25 (c)	75,000	76,782
RB (Columbia Univ) Series 2020A	5.00%	10/01/50 (b)	200,000	208,441
RB (New School Univ) Series 2016A	4.00%	07/01/43 (b)	160,000	133,752
RB (New York Univ) Series 2016A	5.00%	07/01/33 (b)	100,000	102,919
RB (New York Univ) Series 2019A	4.00%	07/01/45 (b)	145,000	129,288
RB (New York Univ) Series 2021	4.00%	07/01/46 (b)	20,000	17,645
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (b)	150,000	131,269
RB Series 2015A	5.00%	07/01/35 (b)	200,000	203,531
RB Series 2019A	4.00%	07/01/44 (b)	100,000	89,128
RB Series 2020A	5.00%	10/01/34 (b)(c)	65,000	68,350
RB Series 2022A	5.00%	10/01/32 (b)(c)	125,000	134,450
Refunding RB (Cornell Univ) Series 2020A	4.00%	07/01/50 (b)	275,000	237,691
Sales Tax RB Series 2015B	5.00%	03/15/45 (b)	100,000	100,580

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sales Tax RB Series 2018A	5.00%	03/15/40 (b)	50,000	51,093
Sales Tax RB Series 2018E	5.00%	03/15/48 (b)	250,000	253,131
State Personal Income Tax RB Series 2014C	5.00%	03/15/29 (b)	300,000	301,030
State Personal Income Tax RB Series 2014C	5.00%	03/15/38 (b)	75,000	74,998
State Personal Income Tax RB Series 2014E	5.00%	02/15/33 (b)	100,000	100,284
State Personal Income Tax RB Series 2015A	5.00%	03/15/31 (b)	125,000	125,592
State Personal Income Tax RB Series 2015A	4.00%	03/15/32 (b)	175,000	175,428
State Personal Income Tax RB Series 2015B	5.00%	02/15/32 (b)	200,000	200,620
State Personal Income Tax RB Series 2015B	5.00%	02/15/39 (b)	250,000	249,874
State Personal Income Tax RB Series 2015E	5.00%	03/15/32 (b)	80,000	80,375
State Personal Income Tax RB Series 2015E	3.25%	03/15/36 (b)	55,000	47,648
State Personal Income Tax RB Series 2016A	5.00%	02/15/33 (b)	200,000	204,539
State Personal Income Tax RB Series 2016A	5.00%	02/15/36 (b)	100,000	101,674
State Personal Income Tax RB Series 2017A	5.00%	02/15/27 (a)	75,000	78,462
State Personal Income Tax RB Series 2017A	5.00%	02/15/38 (b)	100,000	102,034
State Personal Income Tax RB Series 2017B	5.00%	02/15/28 (b)	310,000	323,482
State Personal Income Tax RB Series 2017B	5.00%	02/15/37 (b)	55,000	56,530
State Personal Income Tax RB Series 2017B	5.00%	02/15/38 (b)	125,000	128,114
State Personal Income Tax RB Series 2018A	5.00%	03/15/32 (b)	100,000	105,459
State Personal Income Tax RB Series 2019A	5.00%	03/15/34 (b)	155,000	162,921
State Personal Income Tax RB Series 2019A	5.00%	03/15/39 (b)	60,000	61,553
State Personal Income Tax RB Series 2019D	5.00%	02/15/30	200,000	215,147
State Personal Income Tax RB Series 2019D	5.00%	02/15/33 (b)	200,000	215,421
State Personal Income Tax RB Series 2019D	4.00%	02/15/47 (b)	250,000	222,157
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (b)	215,000	218,587
State Personal Income Tax RB Series 2020A	4.00%	03/15/36 (b)	160,000	156,642
State Personal Income Tax RB Series 2020A	3.00%	03/15/41 (b)	100,000	75,297
State Personal Income Tax RB Series 2021A	5.00%	02/15/25 (a)	460,000	467,615
State Personal Income Tax RB Series 2021A	5.00%	03/15/27	55,000	57,518
State Personal Income Tax RB Series 2021A	5.00%	03/15/31	310,000	336,278
State Personal Income Tax RB Series 2021A	5.00%	03/15/34 (b)	60,000	65,208
State Personal Income Tax RB Series 2022A	5.00%	03/15/41 (b)	55,000	57,139
State Personal Income Tax RB Series 2022A	5.00%	03/15/46 (b)	200,000	204,718
State Personal Income Tax Refunding RB Series 2016D	5.00%	02/15/28 (b)	330,000	337,758
State Sales Tax RB Series 2016A	5.00%	03/15/27 (a)(b)	150,000	156,325
State Sales Tax RB Series 2018A	4.00%	03/15/47 (b)	75,000	66,422
State Sales Tax RB Series 2018E	5.00%	03/15/34 (b)	160,000	167,790
State Sales Tax RB Series 2018E	5.00%	03/15/41 (b)	400,000	408,732
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2020A	4.00%	06/15/45 (b)	150,000	137,925
State Clean Water & Drinking Water Revolving Funds RB Series 2022A	5.00%	06/15/51 (b)	250,000	258,258
New York State Thruway Auth
General RB Series J	5.00%	01/01/41 (b)	100,000	100,041
General Revenue Jr Obligations Series 2019B	4.00%	01/01/41 (b)	125,000	112,738
General Revenue Jr Obligations Series 2019B	3.00%	01/01/53 (b)(c)	85,000	54,993
Jr GO RB Series 2019B	4.00%	01/01/39 (b)	175,000	160,743
Jr Obligation RB Series 2019B	5.00%	01/01/30	135,000	144,817
Jr RB Series 2016A	4.00%	01/01/51 (b)	85,000	71,805
State Personal Income Tax RB Series 2021A1	5.00%	03/15/35 (b)	435,000	464,846
State Personal Income Tax RB Series 2021A1	4.00%	03/15/41 (b)	250,000	229,998
State Personal Income Tax RB Series 2021A1	4.00%	03/15/56 (b)	335,000	282,122

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2022A	5.00%	03/15/30	200,000	216,520
State Personal Income Tax RB Series 2022A	5.00%	03/15/39 (b)	190,000	198,367
State Personal Income Tax RB Series 2022A	4.00%	03/15/43 (b)	230,000	208,093
New York State Urban Development Corp
Sales Tax RB Series 2021A	3.00%	03/15/50 (b)	120,000	82,566
State Personal Income Tax RB Series 2015A	5.00%	03/15/45 (b)	250,000	251,311
State Personal Income Tax RB Series 2016A	5.00%	03/15/27 (a)(b)	55,000	56,676
State Personal Income Tax RB Series 2017A	5.00%	03/15/27 (a)	155,000	162,377
State Personal Income Tax RB Series 2017C	5.00%	03/15/39 (b)	200,000	205,184
State Personal Income Tax RB Series 2019A	4.00%	03/15/46 (b)	250,000	220,143
State Personal Income Tax RB Series 2020A	3.00%	03/15/50 (b)	105,000	71,235
State Personal Income Tax RB Series 2020E	4.00%	03/15/46 (b)	150,000	132,086
State Sales Tax RB Series 2019A	4.00%	03/15/42 (b)	200,000	183,189
State Sales Tax RB Series 2019A	4.00%	03/15/43 (b)	100,000	90,885
State Sales Tax RB Series 2021A	4.00%	03/15/44 (b)	60,000	54,111
Onondaga Cnty
RB (Syracuse Univ) Series 2019	4.00%	12/01/49 (b)	155,000	136,196
Port Auth of New York & New Jersey
Consolidated Bonds 184th Series	5.00%	09/01/35 (b)	10,000	10,071
Consolidated Bonds 194th Series	5.00%	10/15/28 (b)	100,000	102,068
Consolidated Bonds 194th Series	5.00%	10/15/41 (b)	130,000	131,094
Consolidated Bonds 200th Series	5.25%	10/15/57 (b)	200,000	205,198
Consolidated Bonds 209th Series	5.00%	07/15/32 (b)	150,000	157,928
Consolidated Bonds 211th Series	4.00%	09/01/43 (b)	150,000	136,896
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)(b)	565,000	572,844
Suffolk Cnty Water Auth
Water System Refunding RB Series 2015	4.00%	06/01/31 (b)	100,000	100,863
Water System Refunding RB Series 2015	3.00%	06/01/32 (b)	300,000	282,222
Triborough Bridge & Tunnel Auth
General RB Series 2015A	5.00%	11/15/50 (b)	150,000	150,124
General RB Series 2018A	5.00%	11/15/45 (b)	200,000	204,063
General RB Series 2022A	5.00%	11/15/47 (b)	290,000	295,479
General Refunding RB Series 2017C1	5.00%	11/15/25	200,000	204,874
General Refunding RB Series 2018B	5.00%	11/15/30	50,000	54,074
General Refunding RB Series 2018C	5.00%	11/15/37 (b)	185,000	192,294
Payroll Mobility Tax Sr Lien Bonds Series 2021C3	2.50%	05/15/51 (b)	100,000	58,387
Payroll Mobility Tax Sr Lien Bonds Series 2022A	5.00%	05/15/57 (b)	200,000	202,271
Payroll Mobility Tax Sr Lien Bonds Series 2022C	5.25%	05/15/52 (b)	250,000	258,797
Payroll Mobility Tax Sr Lien Bonds Series 2022D2	5.50%	05/15/52 (b)	100,000	105,895
Payroll Mobility Tax Sr Lien RB Series 2022A	5.00%	05/15/52	125,000	130,118
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022E-2B	5.00%	11/15/27 (b)	200,000	210,802
Sales Tax RB Series 2022A	4.00%	05/15/57 (b)	150,000	129,476
Sales Tax RB Series 2023A	4.13%	05/15/53 (b)	100,000	88,908
Sales Tax RB Series 2023A	4.25%	05/15/58 (b)	100,000	89,725
Sr Lien RB Series 2021A1	5.00%	05/15/51 (b)	75,000	76,157
Sr Lien RB Series 2021C3	4.00%	05/15/51 (b)	225,000	193,292
Sr Lien RB Series 2022A	4.00%	05/15/51 (b)	175,000	151,048
Sr Lien RB Series 2022D2	4.50%	05/15/47 (b)	20,000	19,323
Sub Refunding RB Series 2013A	0.00%	11/15/31 (d)	305,000	211,201

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Utility Debt Securitization Auth
Restructuring Bonds Series 2015	5.00%	12/15/33 (b)	250,000	254,364
Restructuring Bonds Series 2015	5.00%	12/15/36 (b)	250,000	253,313
Utility RB Series 2022TE1	5.00%	06/15/31 (b)	85,000	92,041
				37,419,770
NORTH CAROLINA 0.8%
North Carolina
Refunding RB Series 2014B	5.00%	06/01/24	150,000	151,114
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B	5.00%	10/01/55 (a)(b)	100,000	102,395
Refunding RB (Duke Univ) Series 2016B	5.00%	07/01/42 (b)	100,000	101,992
North Carolina Municipal Power Agency No 1
Electric Refunding RB Series 2015A	5.00%	01/01/27 (b)	60,000	61,191
North Carolina Turnpike Auth
BAN 2020	5.00%	02/01/24 (a)	250,000	250,387
RB Series 2019	0.00%	01/01/40 (b)(d)	200,000	89,916
RB Series 2019	0.00%	01/01/41 (b)(d)	195,000	82,757
Sr Lien RB Series 2019	4.00%	01/01/55 (b)	200,000	166,979
Toll RB (Monroe Expressway) Series 2016A	5.00%	07/01/54 (b)	200,000	194,282
				1,201,013
OHIO 1.0%
American Municipal Power Ohio
RB (Greenup Hydroelectric) Series 2016A	5.00%	02/15/41 (b)	275,000	275,391
Northeast Ohio Regional Sewer District
RB Series 2014	4.00%	11/15/49 (a)(b)	215,000	215,315
Wastewater Refunding RB Series 2019	3.00%	11/15/38 (b)	75,000	58,826
Ohio
GO Refunding Bonds Series 2015A	5.00%	09/15/24	75,000	75,878
GO Refunding Bonds Series 2015A	5.00%	09/01/25	100,000	102,450
GO Refunding Bonds Series 2020B	5.00%	08/01/25	100,000	102,334
Ohio Higher Educational Facility Commission
Refunding RB (Case Western Reserve Univ) Series 2016	5.00%	12/01/40 (b)	200,000	201,789
Ohio Turnpike Commission
Jr Lien RB Series 2018A	5.00%	02/15/32 (b)	200,000	209,750
Turnpike RB Series 2021A	5.00%	02/15/46 (b)	200,000	206,595
Ohio Water Development Auth
RB Series 2019	5.00%	12/01/29 (b)	150,000	161,948
				1,610,276
OKLAHOMA 0.6%
Canadian Cnty Educational Facilities Auth
Lease RB (Mustang Public Schools) Series 2017	3.00%	09/01/29 (b)	200,000	187,114
Oklahoma Grand River Dam Auth
Refunding RB Series 2016A	5.00%	06/01/31 (b)	175,000	177,490
Oklahoma Turnpike Auth
2nd Sr RB Series 2017C	4.00%	01/01/42 (b)	100,000	92,705
Turnpike System 2nd Sr Refunding RB Series 2017D	5.00%	01/01/28	75,000	79,287

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Oklahoma Univ
General RB Series 2021A	5.00%	07/01/46 (b)(c)	135,000	137,061
Oklahoma Water Resources Board
Revolving Fund RB Series 2023A	4.13%	04/01/53 (b)	200,000	182,887
				856,544
OREGON 1.0%
Beaverton SD #48J
GO Bonds Series 2014	5.00%	06/15/28 (a)(b)(c)	100,000	100,765
GO Bonds Series 2014B	5.00%	06/15/31 (a)(b)(c)	250,000	251,912
GO Bonds Series 2022B	5.00%	06/15/52 (b)(c)	250,000	255,582
Oregon
GO Bonds Series 2023A	5.00%	05/01/38 (b)	75,000	80,531
Oregon Dept of Transportation
Highway Sub Lien Refunding RB Series 2019A	5.00%	11/15/36 (b)	200,000	211,800
Highway Tax Sub Lien RB Series 2020A	5.00%	11/15/40 (b)	290,000	303,787
Portland
2nd Lien Sewer System Refunding RB Series 2023A	5.00%	12/01/47 (b)	100,000	103,784
Tri-Cnty Metropolitan Transportation District
Sr Lien Payroll Tax RB Series 2018A	5.00%	09/01/43 (a)(b)	305,000	321,916
				1,630,077
PENNSYLVANIA 3.3%
Delaware River Port Auth
RB Series 2013	5.00%	01/01/31 (a)(b)	120,000	120,249
RB Series 2013	5.00%	01/01/40 (b)	150,000	150,104
Delaware Valley Regional Finance Auth
RB Series 1998A	5.50%	08/01/28 (c)	135,000	145,008
Pennsylvania
GO Bonds 1st Series 2014	4.00%	06/15/33 (b)	15,000	14,735
GO Bonds 1st Series 2015	5.00%	03/15/24	100,000	100,472
GO Bonds 1st Series 2016	3.13%	02/01/36 (b)(c)	85,000	73,273
GO Bonds 1st Series 2020	2.00%	05/01/39 (b)	75,000	47,763
GO Bonds 1st Series 2022	5.00%	10/01/25	200,000	204,751
GO Bonds 2nd Series 2015	4.00%	08/15/34 (b)	75,000	74,280
GO Bonds 2nd Series 2016	5.00%	09/15/25	100,000	102,316
GO Bonds 2nd Series 2016	4.00%	09/15/32 (b)	325,000	321,392
GO Bonds 2nd Series 2016	3.00%	09/15/36 (b)	125,000	102,840
GO Bonds Series 2018	4.00%	03/01/36 (b)	115,000	113,093
GO Refunding Bonds Series 2017	5.00%	01/01/26	120,000	123,388
GO Refunding Bonds Series 2017	5.00%	01/01/27	360,000	375,140
Pennsylvania Higher Educational Facilities Auth
RB (Thomas Jefferson Univ) Series 2015A	5.25%	09/01/50 (b)	250,000	241,578
Pennsylvania State Turnpike Commission
RB Series 2014A	5.00%	12/01/44 (b)	150,000	150,142
RB Series 2021A	5.00%	12/01/46 (b)	125,000	128,511
Refunding RB Series 2019	5.00%	12/01/25	65,000	66,690
Sr RB Series 2021A	4.00%	12/01/51 (b)	30,000	25,909
Sub RB Series 2015A1	4.00%	12/01/41 (b)	110,000	98,917
Sub RB Series 2017B2	4.00%	06/01/38 (b)	125,000	115,764
Sub RB Series 2017B2	4.00%	06/01/39 (b)	100,000	90,722

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sub RB Series 2021B	5.00%	12/01/46 (b)	200,000	202,357
Sub Refunding RB 3rd Series 2016A	5.00%	12/01/30 (b)	190,000	195,860
Sub Refunding RB 3rd Series 2016A	3.38%	12/01/41 (b)	370,000	291,595
Turnpike RB Series 2019A	5.00%	12/01/44 (b)	200,000	204,029
Turnpike Refunding RB Series 2019	5.00%	12/01/24	75,000	75,885
Turnpike Sr RB Series 2015B	5.00%	12/01/40 (b)	90,000	90,799
Turnpike Sub Refunding RB 2nd Series 2017	5.00%	12/01/34 (b)	60,000	62,550
Philadelphia
Gas RB 16th Series A	5.00%	08/01/50 (b)(c)	95,000	96,201
GO Bonds Series 2015B	4.00%	08/01/35 (b)	200,000	195,189
Water & Wastewater RB Series 2015A	5.00%	07/01/45 (a)(b)	60,000	60,474
Philadelphia IDA
RB (Thomas Jefferson Univ) Series 2017A	5.00%	09/01/47 (b)	200,000	194,311
Philadelphia SD
GO Bonds Series 2018B	4.00%	09/01/43 (b)(c)	195,000	172,763
GO Refunding Bonds Series 2016F	5.00%	09/01/28 (b)(c)	110,000	112,503
Pittsburgh Water & Sewer Auth
Water & Sewer System Sub Refunding RB Series 2019B	5.00%	09/01/32 (c)	200,000	219,410
				5,160,963
RHODE ISLAND 0.1%
Rhode Island Health & Educational Building Corp
Education Facility RB (Providence College) Series 2023	5.00%	11/01/53 (b)	150,000	148,006
SOUTH CAROLINA 0.6%
Piedmont Municipal Power Agency
Electric Refunding RB Series 2021C	5.00%	01/01/34 (b)	80,000	81,670
South Carolina Public Service Auth
RB Series 2013B	5.00%	12/01/38 (b)	100,000	98,093
Refunding RB Series 2016A	5.00%	12/01/29 (b)	85,000	86,424
Refunding RB Series 2016A	5.00%	12/01/30 (b)	125,000	126,928
Refunding RB Series 2016B	5.00%	12/01/46 (b)	200,000	194,899
Refunding RB Series 2022A	4.00%	12/01/52 (b)	150,000	122,136
Revenue & Refunding Bonds Series 2020A	5.00%	12/01/31 (b)	75,000	78,534
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2021B	5.00%	10/01/25	105,000	107,515
				896,199
TENNESSEE 0.2%
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2018	4.00%	07/01/33 (b)	125,000	125,085
GO Bonds Series 2021C	3.00%	01/01/34 (b)	125,000	111,758
				236,843
TEXAS 9.1%
Alamo CCD
Maintenance Tax Notes Series 2022	5.00%	02/15/25	50,000	50,830
Aubrey ISD
ULT GO Bonds Series 2022	4.00%	02/15/47 (b)(c)	200,000	175,835

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Austin ISD
ULT GO Bonds Series 2023	5.00%	08/01/25	75,000	76,524
Bexar Cnty
Tax Refunding Bonds Series 2017	5.00%	06/15/43 (a)(b)	250,000	258,459
Carrollton ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	250,000	215,815
Central Texas Regional Mobility Auth
Sub Lien BAN Series 2021C	5.00%	01/01/27 (b)	100,000	101,727
Cleburne ISD
ULT GO Bonds Series 2016	5.00%	02/15/41 (b)(c)	90,000	90,660
Conroe ISD
ULT GO Bonds Series 2022A	4.00%	02/15/47 (b)(c)	375,000	330,249
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2016	5.00%	02/15/26 (c)	60,000	61,830
Dallas
GO Refunding Bonds Series 2017	3.00%	02/15/33 (b)(c)	125,000	110,527
GO Refunding Bonds Series 2017	3.13%	02/15/35 (b)(c)	100,000	87,381
Waterworks & Sewer System Refunding RB Series 2023A	4.00%	10/01/52 (b)	175,000	150,565
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007	5.25%	12/01/30 (b)(c)	315,000	346,548
Sr Lien Sales Tax Refunding RB Series 2021B	4.00%	12/01/51 (b)	200,000	171,515
Dallas-Fort Worth International Airport
Jt Refunding RB Series 2020A	5.00%	11/01/24	200,000	202,038
Refunding RB Series 2020A	5.00%	11/01/27	230,000	241,518
Refunding RB Series 2021A	4.00%	11/01/46 (b)	55,000	48,979
Denton ISD
ULT GO Bonds Series 2023	5.00%	08/15/53 (b)(c)	100,000	104,214
El Paso
Water & Sewer Refunding RB Series 2022	5.00%	03/01/52 (b)	250,000	251,988
Water & Sewer Refunding RB Series 2022A	4.00%	03/01/44 (b)	200,000	177,353
Grand Parkway Transportation Corp
1st Tier Toll Refunding RB Series 2020C	4.00%	10/01/45 (b)	250,000	214,885
Sub Tier Toll RB Series 2018A	5.00%	10/01/35 (b)	115,000	119,737
Greater Texoma Utility Auth
RB Series 2023	5.00%	10/01/48 (b)(c)	150,000	151,375
Harris Cnty
Refunding Bonds Series 2022A	5.00%	10/01/26	115,000	119,321
Refunding GO Bonds Series 2023A	5.00%	09/15/48 (b)	250,000	261,508
Toll Road Sr Lien Refunding RB Series 2016A	5.00%	08/15/33 (b)	100,000	102,215
Toll Road Sr Lien Refunding RB Series 2018A	4.00%	08/15/48 (b)	100,000	86,480
Harris Cnty Sports Auth
Sr Lien Refunding RB 2014A	5.00%	11/15/30 (b)	150,000	151,000
Hidalgo Cnty
GO Bonds Series 2018A	4.00%	08/15/43 (b)	200,000	178,717
Houston
Utility System 1st Lien Refunding RB Series 2014C	5.00%	05/15/24	270,000	271,630
Utility System 1st Lien Refunding RB Series 2019B	5.00%	11/15/49 (b)	100,000	101,680
Utility System 1st Lien Refunding RB Series 2021A	4.00%	11/15/46 (b)	50,000	43,669
Houston ISD
LT Refunding Bonds Series 2016A	5.00%	02/15/29 (b)(c)	200,000	204,660

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Katy ISD
ULT GO Bonds Series 2018	4.00%	02/15/48 (b)(c)	250,000	224,099
Lamar Consolidated ISD
ULT GO Bonds Series 2023A	5.00%	02/15/53 (b)(c)	140,000	143,780
Leander ISD
ULT GO Refunding Bonds Series 2016A	0.00%	08/16/42 (b)(c)(d)	350,000	132,525
Lower Colorado River Auth
Refunding RB (LCRA Transmission Services) Series 2020A	5.00%	05/15/50 (b)	100,000	100,013
Refunding RB (LCRA Transmission Services) Series 2023	5.00%	05/15/47 (b)	55,000	55,263
Montgomery ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	175,000	149,493
North Texas Tollway Auth
1st Tier RB Series 2008D	0.00%	01/01/31 (c)(d)	170,000	124,224
1st Tier Refunding RB Series 2008D	0.00%	01/01/32 (c)(d)	75,000	52,474
1st Tier Refunding RB Series 2016A	5.00%	01/01/27 (b)	275,000	275,577
1st Tier Refunding RB Series 2016A	4.00%	01/01/39 (b)	50,000	46,144
1st Tier Refunding RB Series 2017A	5.00%	01/01/43 (b)	145,000	146,866
1st Tier System Refunding RB Series 2017A	5.00%	01/01/29 (b)	110,000	112,583
2nd Tier Refunding RB Series 2019B	5.00%	01/01/24	250,000	250,469
Refunding RB Series 2008I	6.50%	01/01/43 (a)(b)	295,000	303,738
Refunding RB Series 2014B	5.00%	01/01/31 (b)	320,000	319,965
Refunding RB Series 2015A	4.00%	01/01/38 (b)	150,000	135,610
Plano ISD
ULT GO Bonds Series 2023	5.00%	02/15/42 (b)	270,000	279,848
Port of Houston Auth
1st Lien RB Series 2021	5.00%	10/01/51 (b)	385,000	389,371
Prosper ISD
ULT GO Bonds Series 2022	4.00%	02/15/52 (b)(c)	150,000	130,793
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	150,000	130,803
Rockwall ISD
ULT GO Bonds Series 2022A	5.00%	02/15/47 (b)(c)	70,000	71,872
San Antonio
Electric & Gas Refunding RB Series 2016	5.00%	02/01/26	70,000	71,653
Electric & Gas Systems Refunding RB Series 2012	5.25%	02/01/25 (b)	295,000	300,269
Electric & Gas Systems Refunding RB Series 2020	5.00%	02/01/49 (b)	200,000	202,278
San Antonio Public Facilities Corp
Lease Refunding RB Series 2012	4.00%	09/15/42 (b)	50,000	43,735
Texas
GO Bonds Series 2014	5.00%	04/01/26 (b)	100,000	100,458
GO Mobility Refunding Bonds Series 2014A	5.00%	10/01/26 (b)	425,000	429,401
GO Refunding Bonds Series 2014	5.00%	10/01/26 (a)(b)	150,000	150,797
GO Refunding Bonds Series 2014	5.00%	10/01/28 (a)(b)	150,000	150,797
GO Refunding Bonds Series 2014A	5.00%	10/01/44 (a)(b)	420,000	424,186
GO Refunding Bonds Series 2017A	5.00%	10/01/33 (b)	100,000	103,868
GO Refunding Bonds Series 2017A	5.00%	10/01/34 (b)	150,000	155,456
GO Refunding Bonds Series 2017B	5.00%	10/01/33 (b)	150,000	155,802
Texas A&M Univ
RB Series 2017E	5.00%	05/15/27	70,000	73,277
Texas Transportation Commission
State Highway Fund 1st Tier Refunding RB Series 2015	5.00%	10/01/24	160,000	161,860

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Texas Transportation Corp
Sr Lien Refunding RB (NTE Mobility Partners) Series 2019A	5.00%	12/31/35 (b)	125,000	128,809
Texas Turnpike Auth
1st Tier RB Series 2002A	0.00%	08/15/27 (c)(d)	100,000	85,102
1st Tier RB Series 2002A	0.00%	08/15/30 (c)(d)	100,000	74,183
Texas Water Dev Brd
State Water Implementation Fund RB Series 2017A	5.00%	04/15/24	175,000	176,173
State Water Implementation Fund RB Series 2017A	4.00%	10/15/35 (b)	200,000	194,484
State Water Implementation Fund RB Series 2018A	5.00%	10/15/43 (b)	100,000	102,350
State Water Implementation Fund RB Series 2019A	3.00%	10/15/34 (b)	125,000	110,423
State Water Implementation Fund RB Series 2019A	4.00%	10/15/49 (b)	150,000	131,888
State Water Implementation Fund RB Series 2022	4.75%	10/15/42 (b)	125,000	126,143
State Water Implementation Fund RB Series 2022	4.80%	10/15/52 (b)	65,000	65,106
State Water Implementation Fund RB Series 2022	5.00%	10/15/57 (b)	150,000	154,096
State Water RB Series 2022	4.45%	10/15/36 (b)	50,000	50,608
Trinity River Auth
Refunding RB Series 2020	3.00%	08/01/31 (b)	440,000	402,049
Univ of Texas
Financing System RB Series 2019B	5.00%	08/15/49	200,000	205,932
Financing System RB Series 2020A	5.00%	08/15/30	150,000	162,701
Financing System RB Series 2021A	4.00%	08/15/35 (b)	50,000	49,503
RB Series 2023A	5.00%	08/15/34 (b)	200,000	219,753
Univ Fund Bonds Series 2023A	5.00%	07/01/32	50,000	55,011
Univ of Texas Permanent Univ Fund
RB Series 2022A	5.00%	07/01/32	75,000	82,634
Waxahachie ISD
ULT GO Bonds Series 2023	5.00%	02/15/48 (b)(c)	150,000	154,554
Ysleta ISD
ULT GO Bonds Series 2020	4.00%	08/15/50 (b)(c)	100,000	87,431
				14,179,712
UTAH 0.5%
Intermountain Power Agency
Power Supply RB Series 2022A	5.00%	07/01/31	150,000	163,771
Power Supply RB Series 2022A	5.00%	07/01/45 (b)	120,000	123,653
Utah
GO Refunding Bonds Series 2015	5.00%	07/01/24	50,000	50,443
Utah Board of Regents
General RB (Univ of Utah) Series 2022A	4.00%	08/01/51 (b)	150,000	128,151
Utah Transit Auth
Sales Tax Refunding RB Series 2015A	5.00%	06/15/30 (a)(b)	130,000	132,607
Sub Sales Tax Refunding RB Series 2018	4.00%	12/15/41 (b)	115,000	105,216
				703,841
VIRGINIA 1.4%
Chesapeake Bay Bridge & Tunnel District
1st Tier RB Series 2016	5.00%	07/01/46 (b)	150,000	150,987
Hampton Roads Transportation Commission
Sr Lien BAN 2021A	5.00%	07/01/26 (a)	570,000	588,972

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Univ of Virginia
General RB Series 2019B	5.00%	09/01/49 (b)	250,000	258,419
General Refunding RB Series 2017A	5.00%	04/01/42 (b)	125,000	127,981
Virginia College Building Auth
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/25	125,000	127,092
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/29 (b)	315,000	331,553
Virginia Public Building Auth
Public Facilities RB Series 2021A2	4.00%	08/01/39 (b)	100,000	94,240
Virginia Transportation Board
Transportation Refunding RB Series 2017A	5.00%	05/15/31 (b)	415,000	434,849
				2,114,093
WASHINGTON 3.3%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Tax RB Series 2021S1	5.00%	11/01/26	100,000	104,091
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	5.00%	11/01/27	130,000	137,267
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	5.00%	11/01/36 (b)	250,000	269,231
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	4.00%	11/01/40 (b)	60,000	55,612
Energy Northwest
Electric Refunding RB Series 2015C	5.00%	07/01/25	50,000	51,033
Electric Refunding RB Series 2018A	5.00%	07/01/24	80,000	80,661
Electric Refunding RB Series 2018C	5.00%	07/01/24	50,000	50,413
Electric Refunding RB Series 2018C	5.00%	07/01/34 (b)	85,000	89,972
Electric Refunding RB Series 2019A	5.00%	07/01/37 (b)	85,000	89,074
Electric Refunding RB Series 2021A	4.00%	07/01/42 (b)	480,000	445,991
Electric Refunding RB Series 2023A	5.00%	07/01/39 (b)	290,000	307,922
Issaquah SD #411
ULT GO Bonds Series 2016	4.00%	12/01/31 (b)(c)	50,000	49,988
King Cnty
LT GO Refunding Bonds Series 2021A	4.00%	01/01/27	330,000	334,066
Refunding RB Series 2016B	4.00%	07/01/34 (b)	200,000	195,630
Northshore SD #417
ULT GO Bonds Series 2018	5.00%	12/01/35 (b)(c)	100,000	104,933
ULT GO Refunding Bonds Series 2022	5.00%	12/01/39 (b)(c)	110,000	116,506
Seattle
Light & Power RB Series 2015A	4.00%	05/01/45 (b)	150,000	135,506
Refunding RB Series 2014	4.00%	05/01/44 (b)	125,000	113,621
Spokane SD #81
ULT GO Bonds Series 2019	5.00%	12/01/36 (b)(c)	200,000	210,438
Tacoma SD #10
ULT GO Bonds Series 2020B	4.00%	12/01/41 (b)(c)	245,000	224,274
Washington
GO Bonds Series 2020C	5.00%	02/01/35 (b)	165,000	176,545
GO Bonds Series 2020C	5.00%	02/01/40 (b)	160,000	166,343
GO Bonds Series 2020C	5.00%	02/01/41 (b)	150,000	155,957
GO Bonds Series 2021A	5.00%	08/01/41 (b)	100,000	104,242
GO Bonds Series 2022A	5.00%	08/01/40 (b)	155,000	162,413
GO Bonds Series 2022A	5.00%	08/01/44 (b)	150,000	155,913
GO Bonds Series 2023A	5.00%	08/01/31	100,000	109,623
GO Bonds Series 2023A	5.00%	08/01/47 (b)	250,000	259,231
GO Refunding Bonds Series R2015C	5.00%	07/01/30 (b)	180,000	182,177

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds Series R2018C	5.00%	08/01/30 (b)	40,000	42,031
GO Refunding Bonds Series R2018C	5.00%	08/01/34 (b)	125,000	130,437
GO Refunding Bonds Series R2023A	5.00%	08/01/24	255,000	257,560
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D	4.00%	07/01/28	130,000	132,939
				5,201,640
WEST VIRGINIA 0.1%
W Virginia Parkway Auth
Sr Lien RB Series 2021	5.00%	06/01/47 (b)	190,000	193,203
WISCONSIN 0.4%
Wisconsin
GO Refunding Bonds Series 2	5.00%	11/01/25	210,000	215,137
GO Refunding Bonds Series 20173	5.00%	11/01/31 (b)	125,000	130,817
GO Refunding Bonds Series 2023-2	5.00%	05/01/34 (b)	105,000	117,068
Wisconsin Center District
Sr Tax RB Series 2020C	0.00%	12/15/50 (b)(c)(d)	800,000	195,824
				658,846
WYOMING 0.1%
Campbell Solid Waste Facilities
RB Series 2019A	3.63%	07/15/39 (b)	200,000	160,718
Total Municipal Securities (Cost $162,020,149)				155,975,505
Total Investments in Securities (Cost $162,020,149)				155,975,505

(a)	Refunded bond.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Zero coupon bond.
(e)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LT —	Limited tax
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$155,975,505	$—	$155,975,505
Total	$—	$155,975,505	$—	$155,975,505

[1]	As categorized in the Portfolio Holdings.

Schwab Municipal Bond ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab Municipal Bond ETF
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of September 30, 2023, are disclosed in the fund’s Portfolio Holdings.
REG120974SEP23